Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2014
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets and Liabilities
Regulatory Assets and Liabilities

Regulatory assets and regulatory liabilities are recoverable or reimbursable over various periods and do not earn a return on investment. The Partnership believes that it will continue to be subject to rate regulation that will provide for the recovery or reimbursement of its regulatory assets and regulatory liabilities.  Regulatory assets and regulatory liabilities are included in other assets and other long-term liabilities, respectively, in the accompanying combined balance sheets.

The Partnership has a regulatory asset associated with deferred taxes of $13.4 million and $14.1 million as of December 31, 2014 and 2013, respectively, primarily related to deferred income taxes recoverable through future rates on a historical deferred tax position and the equity component of AFUDC. The Partnership expects to recover the amortization of the deferred tax position ratably over the corresponding life of the underlying assets that created the difference. Taxes on the equity component of AFUDC and the offsetting deferred income taxes will be collected through rates over the depreciable lives of the long-lived assets to which they relate. The amounts established for deferred taxes were primarily generated during the pre-IPO period when the Partnership was included as part of EQT’s consolidated federal tax return. Effective July 2, 2012, the Partnership is a partnership for income tax purposes and no longer subject to federal and state income taxes.

The Partnership defers expenses for on-going post-retirement benefits other than pensions which are subject to recovery in approved rates.  The regulatory liability as of December 31, 2014 and 2013 of $4.5 million and $3.7 million, respectively, reflects lower cumulative actuarial expenses than the amounts recovered through rates, which could be subject to reimbursement to customers in the next rate case.

Regulatory assets associated with other recoverable costs were $1.7 million and $2.2 million as of December 31, 2014 and 2013, respectively, and primarily related to the recovery of storage base gas. Regulatory liabilities associated with other reimbursable costs was $2.1 million as of December 31, 2014 and primarily related to the storage retainage tracker on the AVC system. The Partnership defers the monthly over or under recovery of storage retainage gas on the AVC system and annually returns the excess to or recovers the deficiency from customers.